CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	8.75% Series A Preferred Units [Member] Preferred Units [Member]	Common units public [Member] Common Units [Member]	Common Units Hegh LNG [Member] Common Units [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2020	$ 167,760	$ 308,850	$ 46,277	$ (29,572)	$ 493,315
Net income	15,508	23,929	20,558		59,995
Cash distributions to unitholders	(15,508)	(16,293)	(14,532)		(46,333)
Other comprehensive income				13,692	13,692
Net proceeds from issuance of common units		818			818
Net proceeds from issuance of Series A preferred units	8,318				8,318
Issuance of units for Board of Directors' fees		211			211
Contribution from Hegh LNG			315		315
Other comprehensive income from investments in joint ventures				181	181
Other and contributions from owners			8		8
Balance at Dec. 31, 2021	176,078	317,515	52,626	(15,699)	530,520
Net income	7,754	13,823	11,642		33,219
Cash distributions to unitholders	(7,754)	(362)	(305)		(8,421)
Other comprehensive income				14,985	14,985
Contribution from Hegh LNG			3,027		3,027
Other comprehensive income from investments in joint ventures				5,322	5,322
Balance at Jun. 30, 2022	$ 176,078	$ 330,976	$ 66,990	$ 4,608	$ 578,652